Post employment benefits (Tables)	12 Months Ended
Mar. 31, 2026
Post employment benefits
Schedule of income statement effect of defined contribution and defined benefit plans

	2026 €m	2025 € m	2024 € m

Defined contribution plans	210	194	183

Defined benefit plans	38	51	34

Total amount charged to staff costs (note 24 ‘Employees’)	248	245	217

Defined benefit net interest income in financing costs	(5)	(4)	–

Total amount charged to income statement	243	241	217

Schedule of actuarial assumptions for defined benefit plans

	2026%	2025%	2024%

Weighted average actuarial assumptions used at 31 March 1

Rate of inflation 2	3.0	2.8	2.9

Rate of increase in salaries 3	3.3	3.1	3.0

Discount rate	5.6	5.1	4.5
Notes:

1.	Figures shown represent a weighted average assumption of the individual plans.

2.	The rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.

3.	Relates only to schemes open to future accrual primarily in Germany, Ireland and India.

Schedule of charges made to consolidated income statement and consolidated statement of comprehensive income on basis of actuarial assumptions

	2026 €m	2025 € m	2024 € m

Current service cost	32	36	42

Net past service cost	6	15	–

Net interest income included within staff costs	–	–	(8)

Total net cost included within staff costs	38	51	34

Net interest income included in financing costs	(5)	(4)	–

Total net cost included within profit and loss	33	47	34

Actuarial (gains) / losses recognised in the SOCI	(5)	12	77

Schedule of fair value of assets and present value of liabilities under defined benefit plans
The amount included in the consolidated statement of financial position arising from the Group’s obligations in respect of its defined benefit plans is as follows:

	Assets € m	Liabilities € m	Net surplus € m

1 April 2024	5,148	(5,072)	76

Service cost	–	(51)	(51)

Interest income/(cost)	229	(225)	4

Return on plan assets excluding interest income	(467)	–	(467)

Actuarial gains arising from changes in demographic assumptions	–	6	6

Actuarial gains arising from changes in financial assumptions	–	465	465

Actuarial losses arising from experience adjustments	–	(16)	(16)

Employer cash contributions	41	–	41

Member cash contributions	19	(19)	–

Benefits paid	(192)	192	–

Exchange rate movements	84	(79)	5

Other movements	(8)	–	(8)

31 March 2025	4,854	(4,799)	55

Service cost	–	(38)	(38)

Interest income/(cost)	237	(232)	5

Return on plan assets excluding interest income	(35)	–	(35)

Actuarial gains arising from changes in demographic assumptions	–	55	55

Actuarial gains arising from changes in financial assumptions	–	173	173

Actuarial losses arising from experience adjustments	–	(188)	(188)

Employer cash contributions	46	–	46

Member cash contributions	16	(16)	–

Benefits paid	(221)	221	–

Exchange rate movements	(149)	167	18

Other movements	(9)	–	(9)

31 March 2026	4,739	(4,657)	82
The table below provides an analysis of the net surplus for the Group as a whole.

	2026 €m	2025 € m

Analysis of net surplus:

Total fair value of plan assets	4,739	4,854

Present value of funded plan liabilities	(4,561)	(4,722)

Net surplus for funded plans	178	132

Present value of unfunded plan liabilities	(96)	(77)

Net surplus	82	55

Net surplus is analysed as:

Assets 1	288	242

Liabilities	(206)	(187)
Note:

1.
All net surpluses are reported as
non-current
assets in the consolidated statement of financial position. Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Group either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions.

An analysis of net surplus is provided below for the Vodafone UK plan, which is a funded plan. As part of the merger of the Vodafone UK plan and the Cable and Wireless Worldwide Retirement Plan (‘CWWRP’) plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section		Vodafone Section

	2026 €m	2025 € m	2026 €m	2025 € m

Analysis of net surplus:

Total fair value of plan assets	1,529	1,640	1,781	1,805

Present value of plan liabilities	(1,452)	(1,550)	(1,681)	(1,750)

Net surplus 1	77	90	100	55
Note:

1.	All net surpluses are reported as non-current assets in the consolidated statement of financial position.

Schedule of fair value of pension assets

	2026 €m	2025 € m

Cash and cash equivalents	35	61

Equity investments:

With quoted prices in an active market	450	471

Without quoted prices in an active market	35	37

Debt and derivative instruments:

With quoted prices in an active market	1,140	1,042

Without quoted prices in an active market 1	1,599	1,719

Property:

With quoted prices in an active market	12	17

Without quoted prices in an active market	291	313

Investment funds	602	572

Annuity policies

Without quoted prices in an active market	575	622

Total	4,739	4,854
Note:

1.	Includes immaterial amounts of derivative instruments.

Schedule of sensitivity analysis under defined benefit plans

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy

	Decrease by 0.5% € m	Increase by 0.5% € m	Decrease by 0.5% € m	Increase by 0.5% € m	Decrease by 0.5% € m	Increase by 0.5% € m	Decrease by 1 year € m	Increase by 1 year € m

(Decrease)/increase in the present value of the defined benefit obligation 1	(158)	169	(2)	2	253	(229)	(119)	117
Note:

1.
The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.